Eaton Vance
International Small-Cap Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Australia — 9.9%
BlueScope Steel Ltd.	4,361	$ 65,886
CAR Group Ltd.	8,878	206,503
Data#3 Ltd.	30,133	145,555
Dexus	33,801	154,000
Dicker Data Ltd.	30,049	157,817
EBOS Group Ltd.	8,312	183,814
Evolution Mining Ltd.	39,799	152,482
IGO Ltd.	9,294	23,076
Lynas Rare Earths Ltd.(1)	6,878	28,945
Northern Star Resources Ltd.	11,219	121,196
Steadfast Group Ltd.	53,865	188,641
Westgold Resources Ltd.	45,230	71,351
		$ 1,499,266
Austria — 1.2%
BAWAG Group AG(2)	1,803	$ 182,258
		$ 182,258
Belgium — 2.4%
Azelis Group NV	11,297	$ 214,103
KBC Ancora	1,617	93,568
VGP NV	745	62,282
		$ 369,953
Canada — 9.8%
Agnico Eagle Mines Ltd.	1,163	$ 112,035
Allied Properties Real Estate Investment Trust	15,594	182,267
ARC Resources Ltd.	4,947	91,366
ATS Corp.(1)	5,616	163,269
Descartes Systems Group, Inc.(1)	1,430	159,393
Keyera Corp.	4,954	145,290
Killam Apartment Real Estate Investment Trust	15,027	169,511
Lumine Group, Inc.(1)	3,775	96,231
Pan American Silver Corp.	2,226	53,006
Peyto Exploration & Development Corp.	11,428	125,753
TMX Group Ltd.	5,480	194,731
		$ 1,492,852
France — 1.4%
IPSOS SA	4,309	$ 215,316
		$ 215,316
Security	Shares	Value
Germany — 2.9%
Jenoptik AG	7,872	$ 183,344
LEG Immobilien SE	1,407	116,815
Schott Pharma AG & Co. KGaA	5,248	133,102
		$ 433,261
Italy — 6.5%
Amplifon SpA	6,045	$ 153,699
BFF Bank SpA(2)	16,090	134,887
DiaSorin SpA	666	70,435
FinecoBank Banca Fineco SpA	8,873	166,131
Interpump Group SpA	3,368	127,715
Moncler SpA	2,166	148,919
Reply SpA	1,106	177,962
		$ 979,748
Japan — 30.5%
As One Corp.	14,497	$ 223,368
Asahi Intecc Co. Ltd.	9,320	152,375
Azbil Corp.	20,896	160,187
BayCurrent, Inc.	7,354	312,632
Chiba Bank Ltd.	26,986	244,943
Cosmos Pharmaceutical Corp.	3,696	172,545
Daiseki Co. Ltd.	9,445	231,017
Fukuoka Financial Group, Inc.	7,526	198,006
Goldwin, Inc.	3,769	181,194
Hoshino Resorts REIT, Inc.	107	144,368
Hoshizaki Corp.	5,763	232,658
JMDC, Inc.	3,446	68,569
Kobe Bussan Co. Ltd.	7,343	162,290
Kotobuki Spirits Co. Ltd.	11,888	186,270
Kyoritsu Maintenance Co. Ltd.	10,396	208,582
LaSalle Logiport REIT	233	228,119
Mani, Inc.	7,668	68,810
Miura Co. Ltd.	8,438	179,446
NOF Corp.	11,724	158,537
Riken Keiki Co. Ltd.	10,323	194,291
Sanwa Holdings Corp.	7,646	249,774
Sumco Corp.	15,464	118,333
T Hasegawa Co. Ltd.	6,538	122,329
Tosei Corp.	13,727	222,661
USS Co. Ltd.	22,086	202,029
		$ 4,623,333
Luxembourg — 0.2%
APERAM SA	1,106	$ 33,634
		$ 33,634

Eaton Vance
International Small-Cap Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands — 4.1%
BE Semiconductor Industries NV	962	$ 108,477
Euronext NV(2)	1,572	198,599
IMCD NV	1,326	196,786
Topicus.com, Inc.	1,139	110,211
		$ 614,073
New Zealand — 0.9%
Spark New Zealand Ltd.	109,331	$ 139,120
		$ 139,120
Singapore — 1.1%
Daiwa House Logistics Trust	393,793	$ 170,570
		$ 170,570
Spain — 0.8%
Inmobiliaria Colonial Socimi SA	19,956	$ 117,196
		$ 117,196
Sweden — 5.2%
AddTech AB, Class B	3,144	$ 94,755
Boliden AB	1,476	51,771
Indutrade AB	4,519	128,843
Lagercrantz Group AB, Class B	3,837	80,743
Sdiptech AB, Class B(1)	6,809	132,696
SmartCraft ASA(1)	53,881	128,762
SSAB AB, Class B	10,789	64,974
Thule Group AB(2)	3,158	101,764
		$ 784,308
Switzerland — 1.5%
Galenica AG(2)	1,333	$ 119,456
VZ Holding AG	684	115,456
		$ 234,912
United Kingdom — 19.9%
Allfunds Group PLC	18,000	$ 93,125
Cranswick PLC	3,210	198,037
Diploma PLC	4,937	281,383
discoverIE Group PLC	29,106	200,874
Games Workshop Group PLC	1,170	211,563
Greggs PLC	5,964	158,340
Hilton Food Group PLC	15,410	166,411
Howden Joinery Group PLC	17,123	167,570
Intermediate Capital Group PLC	4,735	137,088
JTC PLC(2)	17,604	214,068
Judges Scientific PLC	1,687	169,437
Security	Shares	Value
United Kingdom (continued)
Premier Foods PLC	55,916	$ 129,024
Savills PLC	6,643	87,193
Supermarket Income REIT PLC	274,889	245,633
Volution Group PLC	31,315	201,421
Wise PLC, Class A(1)	11,020	138,157
Zegona Communications PLC(1)	30,510	216,720
		$ 3,016,044
Total Common Stocks (identified cost $11,815,324)		$14,905,844

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(3)	258,177	$ 258,177
Total Short-Term Investments (identified cost $258,177)		$ 258,177

Total Investments — 100.0% (identified cost $12,073,501)	$15,164,021
Other Assets, Less Liabilities — (0.0)%(4)	$ (7,555)
Net Assets — 100.0%	$15,156,466
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $951,032 or 6.3% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2025.
(4)	Amount is less than (0.05)%.

Eaton Vance
International Small-Cap Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	21.7%	$3,284,379
Financials	15.2	2,299,658
Real Estate	12.5	1,900,615
Information Technology	12.0	1,821,306
Consumer Discretionary	8.0	1,212,391
Health Care	7.7	1,173,628
Materials	7.0	1,059,222
Consumer Staples	6.7	1,014,577
Communication Services	5.1	777,659
Energy	2.4	362,409
Short-Term Investments	1.7	258,177
Total Investments	100.0%	$15,164,021
The Fund did not have any open derivative instruments at February 28, 2025.
Affiliated Investments
At February 28, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $258,177, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$414,463	$1,744,278	$(1,900,564)	$ —	$ —	$258,177	$3,443	258,177
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$ 4,793,903	$ —	$ 4,793,903
Australasia/Pacific	—	1,638,386	—	1,638,386
Developed Europe	110,211	6,870,492	—	6,980,703
North America	1,492,852	—	—	1,492,852
Total Common Stocks	$1,603,063	$13,302,781*	$ —	$14,905,844
Short-Term Investments	$ 258,177	$ —	$ —	$ 258,177
Total Investments	$1,861,240	$13,302,781	$ —	$15,164,021
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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